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August 6, 1999

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  The New York State Opportunity Funds
     File Nos. 333-17381 and 811-7963

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The New York State Opportunity Funds' registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 4) has been filed electronically.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Assistant Secretary


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